Fees Summary	Mar. 30, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 23,333,444.55
Total Fee Amount	3,222.35
Total Offset Amount	0.00
Net Fee	$ 3,222.35
Offering Table N/A
Offset Table N/A	N/A